SHARE BASED COMPENSATION AND BENEFIT PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share based compensation arrangements [Line Items]
Number of additional shares approved for grant (in shares)	400,000
Total compensation cost not yet recognized	$ 1,600,000
Total compensation cost not yet recognized, period for recognition	1 year 8 months 12 days
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	303,980
Granted (in shares)	105,624
Vested (in shares)	0
Forfeited (in shares)	(2,474)
Outstanding, ending balance (in shares)	407,130	303,980
Weighted-Average Grant Date Fair Value [Roll Forward]
Outstanding, beginning balance (in dollars per share)	$ 3.77
Granted (in dollars per share)	$ 13.79
Forfeited (in dollars per share)	$ 13.34
Outstanding, ending balance (in dollars per share)	$ 6.31	$ 3.77
Summary of weighted-average assumptions used in Black-Scholes option pricing model for grants of stock options [Abstract]
Expected dividend yield (in hundredths)		0.31%	0.74%
Risk-free interest rate (in hundredths)		1.12%	0.88%
Expected life		6 years	6 years
Expected volatility (in hundredths)		101.30%	100.01%
Per share weighted-average fair value (in dollars per share)		$ 4.98	$ 2.04
Information regarding options exercised [Abstract]
Intrinsic value	321,000	117,000	3,000
Cash proceeds received	96,000	39,000	4,000
Tax benefit realized	112,000	0	0
Maximum matching contribution, percent (in hundredths)	3.00%
Employee matching contribution, percentage (in hundredths)	2.00%	1.00%	0.00%
Maximum contribution of employees' eligible wages (in hundredths)	6.00%
Employee stock ownership plan (ESOP), contributions (in hundredths)	2.00%	3.00%	3.00%
401(k) and employee stock ownership plans amount expensed	1,000,000	1,200,000	1,000,000
Performance-based compensation expense	4,200,000	5,000,000	4,000,000
Health care and life insurance expense	3,900,000	3,800,000	4,900,000
Long-term incentive plan [Member]
Share based compensation arrangements [Line Items]
Total compensation expense (recovery) recognized	1,000,000	900,000	400,000
Tax benefit relating to compensation expense recognized	400,000	0	0
Stock Options [Member]
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	320,300
Granted (in shares)	0
Exercised (in shares)	(32,896)
Forfeited (in shares)	(5,300)
Expired (in shares)	(284)
Outstanding, ending balance (in shares)	281,820
Vested and expected to vest, period end (in shares)	277,216
Exercisable, period end (in shares)	198,884
Average Exercise Price [Roll Forward]
Outstanding, beginning balance (in dollars per share)	$ 4.52
Exercised (in dollars per share)	$ 2.93
Forfeited (in dollars per share)	$ 5.22
Expired (in dollars per share)	$ 3.46
Outstanding, ending balance (in dollars per share)	$ 4.69
Vested and expected to vest, period end (in dollars per share)	$ 4.69
Exercisable, period end (in dollars per share)	$ 4.62
Weighted-Average Remaining Contractual Term (Years) [Abstract]
Outstanding, Weighted-Average Remaining Contractual Term	7 years 1 month 6 days
Vested and Expected to Vest, Weighted-Average Remaining Contractual Term	7 years 0 months 29 days
Exercisable, Weighted-Average Remaining Contractual Term	6 years 8 months 5 days
Aggregate Intrinsic Value [Abstract]
Outstanding, Aggregate Intrinsic Value	2,431,000
Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	2,394,000
Exercisable, Aggregate Intrinsic Value	1,752,000
Director [Member]
Share based compensation arrangements [Line Items]
Shares issues as retainer fees (in shares)	10,000	60,000	210,000
President [Member]
Share based compensation arrangements [Line Items]
Salary stock		20,000	15,000
Chief Executive Officer [Member]
Share based compensation arrangements [Line Items]
Salary stock			200,000
Executive Officers [Member] | Restricted Stock [Member] | Long-term incentive plan [Member]
Share based compensation arrangements [Line Items]
Number of restricted stock units issued to executive officers (in shares)	100,000	100,000	200,000
Vesting period	3 years	3 years	3 years
Executive Officers [Member] | Performance stock units [Member] | Long-term incentive plan [Member]
Share based compensation arrangements [Line Items]
Number of restricted stock units issued to executive officers (in shares)	30,000
Vesting period	3 years
Senior Officers [Member] | Stock Options [Member] | Long-term incentive plan [Member]
Share based compensation arrangements [Line Items]
Vesting period	3 years	3 years	3 years
Number of stock options issued to officers (in shares)		100,000	100,000
Expire period from date of grant of stock option		10 years	10 years
Non-Employee Directors [Member]
Share based compensation arrangements [Line Items]
Number of additional shares approved for grant (in shares)	200,000
Total compensation expense (recovery) recognized	200,000	300,000	400,000
Tax benefit relating to compensation expense recognized	$ 100,000	$ 0	$ 0